Leases - Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Leases
Total undiscounted lease liabilities		$ 157,949	$ 140,768
Total lease liabilities		108,095	96,073
Current	$ 661	13,796	12,236
Non-Current	$ 4,521	94,299	83,837
Year one
Leases
Total undiscounted lease liabilities		22,011	24,267
One to five years
Leases
Total undiscounted lease liabilities		69,385	57,694
Six years and not later than then years
Leases
Total undiscounted lease liabilities		46,089	40,107
More than ten years
Leases
Total undiscounted lease liabilities		$ 20,464	$ 18,700

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4